BUSINESS ACQUISITION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
SCHEDULE OF IDENTIFIABLE ASSETS

The identifiable assets of Lyell at:	October 19, 2021

Accounts receivable	$95,453
Property and equipment, net	20,557
Customer lists and covenant not to compete	1,083,333
Accounts payable	(4,981)

Total identifiable net assets	$1,194,362

The identifiable assets of Lyell at:	October 19, 2021

Accounts receivable	$95,453
Property and equipment, net	20,557
Customer lists and covenant not to compete	1,083,333
Accounts payable	(4,981)

Total identifiable net assets	$1,194,362

SCHEDULE OF CONSIDERATION PAID
The consideration paid for Lyell was:

Cash	$1,050,000
Promissory note	186,538
2,000,000 shares of DGWR common stock	44,000

Total consideration	$1,280,538

The consideration paid for Lyell was:

Cash	$1,050,000
Promissory note	186,538
2,000,000 shares of DGWR common stock	44,000

Total consideration	$1,280,538